Shareholder Report	12 Months Ended	117 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000016568
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class A
Trading Symbol	SUIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.22%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	15.16%	7.62%	3.68%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.54%	6.35%	3.06%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 438,521,810	$ 438,521,810
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 2,409,224
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Material Fund Change [Text Block]
C000016571
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class C
Trading Symbol	SUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.96%

Gross expense ratio as of the latest prospectus: 1.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	14.30%	6.83%	2.92%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.30%	6.83%	2.92%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 438,521,810	$ 438,521,810
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 2,409,224
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Material Fund Change [Text Block]
C000149477
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class R6
Trading Symbol	SUIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.79%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 12/1/14
Class R6 No Sales Charge	15.67%	8.07%	4.38%
MSCI EAFE Index	19.40%	8.61%	5.77%
MSCI EAFE® Value Index	20.38%	8.99%	4.73%

Performance Inception Date		Dec. 01, 2014
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 438,521,810	$ 438,521,810
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 2,409,224
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Material Fund Change [Text Block]
C000016572
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class S
Trading Symbol	SCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$100	0.93%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.50%	7.92%	3.94%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 438,521,810	$ 438,521,810
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 2,409,224
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Material Fund Change [Text Block]
C000016573
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Institutional Class
Trading Symbol	SUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.88%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	15.55%	7.98%	4.01%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 438,521,810	$ 438,521,810
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 2,409,224
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Material Fund Change [Text Block]